Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 4, 2006

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Variable Insurance Products Fund IV (the trust):

Consumer Industries Portfolio
Cyclical Industries Portfolio
Financial Services Portfolio
Freedom 2005 Portfolio
Freedom 2010 Portfolio
Freedom 2015 Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom Income Portfolio
Freedom Lifetime Income I Portfolio
Freedom Lifetime Income II Portfolio
Freedom Lifetime Income III Portfolio
Growth Stock Portfolio
Health Care Portfolio
International Capital Appreciation Portfolio
Investor Freedom 2005 Portfolio
Investor Freedom 2010 Portfolio
Investor Freedom 2015 Portfolio
Investor Freedom 2020 Portfolio
Investor Freedom 2025 Portfolio
Investor Freedom 2030 Portfolio
Investor Freedom Income Portfolio
Natural Resources Portfolio
Real Estate Portfolio
Strategic Income Portfolio
Technology Portfolio
Telecommunications & Utilities Growth Portfolio
Value Leaders Portfolio (the funds)

File Nos. (002-84130) and (811-03759)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/John Costello
John Costello
Assistant Treasurer